Significant Accounting Policies (Details) - Schedule of Property and Equipment	Dec. 31, 2023
Computers and electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	3 years
Computers and electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	7 years
Office furniture and lab equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Office furniture and lab equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	7 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	7 years
Equipment and machinery [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	5 years
Equipment and machinery [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	10 years